GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended
	Dec. 16, 2025	Jan. 31, 2024	Mar. 30, 2018	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
GENERAL [Abstract]
Net loss				$ 14,675	$ 14,523
Accumulated deficit				468,090		$ 453,415
Net cash used in operating activities				$ (21,947)	$ (18,564)
Upfront payment received			$ 10,000
Accrued milestone payment			30,500
Potential milestone compensation			$ 200,000
Non-refundable upfront payment	$ 65,000,000	$ 60,000,000
Milestone payment	$ 25,000,000	30,000,000
Potential milestone compensation company is now eligible for		$ 758,000,000
Percentage of expected from upfront payment amount paid		15.00%